Fair Value of Financial Instruments Not Accounted For at Fair Value (Tables)	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments [Abstract]
Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities Measured at Fair Value on Recurring Basis, Non-recurring Basis

The following table includes the estimated fair value and carrying value of those assets and liabilities The table excludes accounts receivable, the insurance debtor recoverable and accounts payable.

	December 31, 2015			December 31, 2016
Fair Value Hierarchy Level	Fair Value Hierarchy Level	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)
		(in thousands)
Cash and cash equivalents	Level 1	87,779	87,779	57,272	57,272
Senior unsecured bond (note 9)	Level 2	(125,000)	(128,100)	(125,000)	(127,423)
Secured term loan facilities and revolving credit facility (note 8)	Level 3	(505,294)	(453,689)	(628,872)	(553,346)